Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,458,992)	$ (1,846,969)	$ (7,791,584)	$ (6,254,685)
Depreciation expense	695	100	4,220	805
Amortization of Debt Discounts Issuance and Warrants	578,736	616,153	2,646,459	1,151,474
Make-whole expense		116,688	116,688	362,496
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts Payable	41,453	446,028	1,347,602	216,426
Accrued Expenses		10,000	147,500	15,000
Accrued Interest on Convertible Notes	250,025	182,785	802,479	656,913
Accrued Payroll and payroll taxes	(53,646)	47,029	(280,331)	58,991
Net cash used in operating activities	(641,729)	(428,186)	(3,006,967)	(3,792,580)
CASH FLOWS FROM INVESTING ACTIVITIES
Employee Advances				956
Increase in Shareholder Loan				(49,075)
Shareholder Loan Repayment		1,145	1,145	279,000
Net cash provided by investing activities		1,145	1,145	230,881
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred Offering Costs	(148,022)	(164,225)	(284,176)	(172,021)
Short-Term Loan	100,000
Net Proceeds from Convertible Debt A, B, C, D, E & F	751,000	775,000	3,157,500	3,824,412
Net cash provided by financing activities	702,978	610,775	2,873,324	3,652,391
Net change in cash	61,249	183,734	(132,498)	90,692
Cash – beginning of period	38,982	171,480	171,480	80,788
Cash – end of period	100,231	355,214	38,982	171,480
Cash paid for interest
NON CASH INVESTING AND FINANCING ACTIVITIES
Discount on Notes Payable – redemption premium	475,500	350,000	1,541,250	1,427,000
Dividends Payable	31,250	31,250	125,000	125,000
Discount on Notes Payable – placement agent warrants				273,670
Deferred offering costs recorded as accounts payable	42,266	95,340	142,664	152,189
Make-whole Stock Liability			700,000
Unwind of Make-whole Stock Liability			$ 757,597
Conversion of Make-Whole Liability to Common Stock & APIC		$ 700,000